Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2020
Warrant Liability
Disclosure of Fair Value Measurement of Assets

Financial assets and liabilities as at June 30, 2020 and December 31, 2019 are presented below.

June 30, 2020	Financial assets at amortized cost	Financial Liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents	6,743	—	—	6,743
Trade and other receivables	295	—	—	295
Restricted cash equivalents	313	—	—	313
Payables and accrued liabilities	—	—	1,697	1,697
Lease liabilities	—	—	222	222
Warrant liability	—	12	—	12
	7,351	12	1,919	5,420

December 31, 2019	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents	7,838	—	—	7,838
Trade and other receivables	404	—	—	404
Restricted cash equivalents	364	—	—	364
Payables and accrued liabilities	—	—	2,148	2,148
Lease liabilities	—	—	903	903
Warrant liability	—	2,255	—	2,255
	8,606	2,255	3,051	3,300